As filed with the Securities and Exchange Commission on January 24, 2003
                                      Securities Act Registration No. 333-102578
                               Investment Company Act Registration No. 811-21283
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

           [x] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        [X] Pre-Effective Amendment No. 1
                        [ ] Post-Effective Amendment No.
                                     and/or
       [x] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                [X] Amendment No. 1

                   EXCELSIOR CORPORATE FINANCE INVESTORS, LLC
               (Exact name of registrant as specified in charter)
                225 HIGH RIDGE ROAD, STAMFORD, CONNECTICUT 06905
(Address of Principal Executive Offices (Number, Street, City, State, Zip Code))
                                 (203) 352-4494
              (Registrant's telephone number, including area code)

                               DOUGLAS A. LINDGREN
                   EXCELSIOR CORPORATE FINANCE INVESTORS, LLC
                225 HIGH RIDGE ROAD, STAMFORD, CONNECTICUT 06905
                    (Name and Address of Agents for Service)

                                   COPIES TO:

MICHAEL R. ROSELLA, ESQ.                        ALISON BAUR, ESQ.
PAUL, HASTINGS, JANOFSKY & WALKER LLP           CHARLES SCHWAB & CO., INC.
75 EAST 55TH STREET                             101 MONTGOMERY STREET
NEW YORK, NEW YORK  10022                       MAILSTOP SF120KNY-4
PHONE NO.:  (212) 318-6800                      SAN FRANCISCO, CALIFORNIA  94104
FAX NO.:  (212) 319-4090                        PHONE NO.:  (415) 636-3252
                                                FAX NO.:  (415) 636-5236

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box............................................[ ]

It is proposed that this filing will become effective (check appropriate box) [ ] when declared effective pursuant to Section 8(c)


CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                               Proposed
                                               Maximum    Maximum
                                               Offering  Aggregate   Amount of
Title of Securities Being     Proposed Amount   Price     Offering  Registration
Registered                    being Registered Per Unit*   Price*       Fee*(1)

Units of Membership Interests
(without par value)...........  50,000 units    $1,000  $50,000,000   $4,600
================================================================================


*Estimated solely for the purpose of calculating the registration fee.


(1) The required filing fee has been previously paid pursuant to the filing of the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on January 17, 2003 (accession number 0001116679-03-000090).


         The registrant hereby amends this registration statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment to the Registration Statement on Form N-2 consists of the following:

         (1)      Facing Sheet of the Registration Statement
         (2) Part C to the Registration Statement (including the signature page).

Parts A and B are incorporated herein by reference to the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) filed on January 17, 2003 (accession number 0001116679-03-000090).

PART C - OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

      1.  Part A: Financial Statements of the Fund (to be filed by amendment).

                  Report of Independent Auditors (to be filed by amendment).

                  Statement of Assets and Liabilities (to be filed by amendment).

                  Notes to Financial Statements (to be filed by amendment).

          Part B: Not applicable.

     2.   Exhibits

           (a) (1) Certificate of Formation of Limited Liability Company filed January 7, 2003.*
                (2)  Limited Liability Company Operating Agreement.**
           (b)       Not applicable.
           (c)       Not applicable.
           (d) Specimen Certificate of the Fund's Units, the rights of holders of which are defined in Exhibit(a)(3).**
           (e)       Not applicable.
           (f)       Not applicable.
           (g) Investment Advisory Agreement between the Fund and U.S. Trust Company**
           (h)       (1) Distribution Agreement between the Fund and Charles
                         Schwab & Co., Inc.**
                     (2) Selling Agent Agreement among Charles Schwab & Co.,
                         Inc., the Fund and the selling agents.**
           (i)       Not applicable.
           (j)       (1) Custodian Agreement between the Fund and PFPC Trust
                         Company.**
                     (2) Administration, Accounting and Investor Services
                         Agreement between the Fund and PFPC Inc.**
                     (3) Escrow Agreement among the Fund, PNC Bank, Delaware
                         and PFPC Inc.**
           (k)       Not applicable.
           (l)       Opinion and consent of Paul, Hastings, Janofsky &
                     Walker LLP.**
           (m)       Not applicable.
           (n)       (1) Opinion and consent of Paul, Hastings, Janofsky &
                         Walker LLP as to certain tax matters.**
                     (2) Consent of Ernst & Young, LLP independent auditors.**
           (o)       Not applicable.
           (p)       (1) Subscription Agreement for investment in Units of the
                         of the Fund.**
                     (2) Agreement with respect to Seed Capital.**
           (q)       Not applicable.
           (r)       (1) Code of Ethics of the Fund.**
                     (2) Code of Ethics of U.S. Trust Company, and the
                         selling agents.**
                     (3) Code of Ethics of the Distributor.**
           (s)       (1) Power of Attorney.*


*Filed with the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on January 17, 2003 (accession number 0001116679-03-000090).


**To be filed by amendment.

Item 25.  MARKETING ARRANGEMENTS

         See the Distribution Agreement and Form of Selling Agent Agreement to be filed as Exhibits 2(h)(1) and (2) as well as the Fund's prospectus under the caption "Selling Arrangements."

Item 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         The following table sets forth the estimated expenses, payable by the Fund, in connection with the issuance and distribution of the securities covered by this registration statement.

         Securities and Exchange Commission fees...........    $___________

         Printing..........................................    $___________

         Legal fees and expenses...........................    $___________

         Miscellaneous.....................................    $___________

                                                              _______________

                                     Total.................    $___________


Item 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         Upon conclusion of the public offering of the Fund's shares, it is anticipated that no person will be controlled by or under common control with the Fund.

Item 28.  NUMBER OF HOLDERS OF SECURITIES AS OF JANUARY 17, 2003

None.

Item 29.  INDEMNIFICATION

         See the Limited Liability Company Operating Agreement, the Investment Advisory Agreement and the Distribution Agreement of the Fund to be filed as Exhibits (a)(2), (g) and (h)(1), respectively.

Item 30.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         U.S. Trust Company, the Fund's Investment Adviser, provides asset management, private banking and fiduciary services. For the names and principal businesses of the directors and certain senior executive officers of U.S. Trust Company, including those who are engaged in any other business, profession, vocation or employment of a substantial nature, see the Fund's prospectus under the caption "Management."

Item 31.  LOCATION OF ACCOUNTS AND RECORDS

         The accounts and records of the Fund will be maintained at the office of PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

Item 32.  MANAGEMENT SERVICES

         Except as described in the Prospectus under the caption "Management," the Fund is not a party to any management service related contract.

Item 33.  UNDERTAKINGS

         The Fund undertakes to suspend the offering of its common shares until it amends its prospectus if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         The Fund additionally undertakes, pursuant to Rule 415 under the Securities Act, as follows:

         (a) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

              (1) To include any prospectus required by Section 10(a)(3) of the Securities Act;

              (2) To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

              (3) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

         (b) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

         (c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 24th day of January, 2003.

                                    EXCELSIOR CORPORATE FINANCE INVESTORS, LLC

                                    By: /s/ Douglas A. Lindgren
                                        ---------------------------
                                        Douglas A. Lindgren
                                        (Authorized Signatory)

         Each person whose signature appears below hereby appoints Douglas A. Lindgren his true and lawful attorney-in-fact, with full power of such attorney-in-fact to sign on his behalf, individually and in each capacity stated below, any and all amendments (including post-effective amendments) to the registration statement of Excelsior Corporate Finance Investors, LLC and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

         Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                              Date
/s/ Douglas A. Lindgren      Principal Executive Officer and    January 24, 2003
-------------------------    Manager
Douglas A. Lindgren

/s/ Brian F. Schmidt         Chief Financial Officer            January 24, 2003
-------------------------
Brian F. Schmidt